Debt With Related Parties - Disclosure of Balances With Related Parties (Details) - MXN ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Current Liabilities
Deferred bonus payable to related parties	[1]	$ 43,161
Other bonus payable		35,269	$ 43,834
Total		78,430	43,834
Non-Current Liabilities
Debt with related parties	[2]	4,340,452	4,276,058
Deferred bonus payable to related parties	[1]		44,528
Total		$ 4,340,452	$ 4,320,586

[1]	Part of this payment was deferred and accrued interest at a rate from 10% to 15%, and will be paid in an exit event (such as an IPO). See Note 5.1 and the corresponding interest in Note 13.1.
[2]	Corresponds to Promissory Notes